Offerings	May 01, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pubco Common Stock to be issued to ATII shareholders
Amount Registered | shares	29,590,000
Proposed Maximum Offering Price per Unit	10.65
Maximum Aggregate Offering Price	$ 315,133,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 43,519.94
Offering Note	(a) Pursuant to the Merger Agreement, by and among Archimedes Tech SPAC Partners II Co., a Cayman Islands exempted company ("ATII"), ATII Holdings Inc., a Delaware corporation and a wholly-owned subsidiary of ATII ("Pubco"), ATII Merger Sub Inc., a Delaware corporation and a wholly-owned subsidiary of ATII, ATII Merger Sub II, LLC, a Delaware limited liability company and Forge Nano, Inc., a Delaware corporation ("Forge Nano"), ATII intends to merge with and into its wholly owned subsidiary, Pubco, with Pubco continuing as the surviving company (the "Domestication Merger") pursuant to the Companies Act (as revised) of the Cayman Islands and the Delaware General Corporation Law, as amended, as further described in the proxy statement/prospectus forming part of this registration statement (the "proxy statement/prospectus"). Upon effectiveness of the Domestication Merger, Pubco, as the surviving entity in the Domestication Merger, will be incorporated under the laws of the State of Delaware. In connection with the Business Combination, Pubco intends to change its name to "Forge Nano Holdings Inc." All securities being registered will be issued by Pubco following the Domestication Merger. In connection with the Mergers (as defined in the proxy statement/prospectus), each then issued and outstanding unit of ATII (an "ATII Unit") will separate and convert automatically into one ordinary share, par value $0.0001 per share, of ATII (an "ATII Ordinary Share") and one-half of one warrant of ATII, each whole warrant entitling the holder thereof to acquire one ATII Ordinary Share at a purchase price of $11.50 per share (the "ATII Warrants"), and all ATII Units will cease to be outstanding and will cease to exist. At the Domestication Merger Effective Time (as defined in the proxy statement/prospectus), each then issued and outstanding ATII Ordinary Share will be cancelled in exchange for the right to receive one share of common stock, par value $0.0001 per share, of Pubco (each, a share of "Pubco Common Stock") and each ATII Warrant that is outstanding and unexercised shall convert automatically into a warrant to acquire one share of Pubco Common Stock at a purchase price of $11.50 per share (each, a "Pubco SPAC Warrant"). (b) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (c) The number of shares of Pubco Common Stock registered consists of (i) 23,000,000 shares of Pubco Common Stock issuable upon conversion of an equal number of ATII Ordinary Shares, including the ATII Ordinary Shares that were included in the units issued in ATII's initial public offering (the "IPO"), (ii) 5,750,000 shares of Pubco Common Stock issuable upon conversion of 5,750,000 ATII Ordinary Shares purchased by Archimedes Tech SPAC Partners II, LLC ("Sponsor") in a private placement prior to the consummation of the IPO (the "Founder Shares") and (iii) 840,000 shares of Pubco Common Stock issuable upon conversion of an aggregate of 840,000 ATII Ordinary Shares purchased by Sponsor and BTIG, LLC in a private placement concurrently with the IPO. (d) Calculated in accordance with Rule 457(f)(1) and Rule 457(c) under the Securities Act, based on the average of the high and low prices of the ATII Public Shares on The Nasdaq Stock Market LLC ("Nasdaq") on April 30, 2026 (such date being within five business days of the date that this registration statement was first filed with the U.S. Securities and Exchange Commission (the "SEC")).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pubco Common Stock to be issued to securityholders of Forge Nano
Amount Registered | shares	210,000,000
Proposed Maximum Offering Price per Unit	0.00003333
Maximum Aggregate Offering Price	$ 6,999.30
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.97
Offering Note	See Notes 1(a) and 1(b). (a) The number of shares of Pubco Common Stock registered consists of 210,000,000 shares of Pubco Common Stock issuable to securityholders of Forge Nano in connection with the Mergers, which includes (i) up to 107,145,663 shares of Pubco Common Stock issuable upon conversion of the Forge Nano Preferred Stock (as defined in the proxy statement/prospectus) and the Forge Nano Common Stock (as defined in the proxy statement/prospectus), (ii) up to 9,186,673 shares of Pubco Common Stock issuable upon exercise of Pubco Forge Nano Warrants (as defined in the proxy statement/prospectus), (iii) up to 3,667,664 shares of Pubco Common Stock issuable upon exercise of the Pubco Ascent Warrants (as defined in the proxy statement/prospectus) and (iv) up to 90,000,000 shares of Pubco Common Stock that may be issued as Earn-Out Shares (as defined in the proxy statement/prospectus). (b) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. Forge Nano is a private company and no market exists for its equity securities. Forge Nano also has an accumulated capital deficit. Therefore, the proposed maximum aggregate offering price is one-third of the par value of the securities to be exchanged.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pubco SPAC Warrants to be issued to ATII securityholders
Amount Registered | shares	11,920,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Notes 1(a) and 1(b). (a) The number of Pubco SPAC Warrants being registered represents (i) the 11,500,000 ATII Warrants that were issued as part of the ATII Units in the IPO and (ii) 420,000 ATII Warrants that were initially issued in a private placement concurrently with the IPO. In connection with the Domestication, each ATII Warrant will convert automatically into a Pubco SPAC Warrant. (b) No registration fee is required pursuant to Rule 457(g) under the Securities Act. Consistent with the response to C&DI 240.06, the registration fee with respect to the Pubco SPAC Warrants has been allocated to the Pubco Common Stock issuable upon exercise of the Pubco SPAC Warrants and included in the registration fee paid in respect of such shares of Pubco Common Stock. See Note 4(b).
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pubco Common Stock issuable upon exercise of the Pubco SPAC Warrants to be issued to ATII securityholders
Amount Registered | shares	11,920,000
Proposed Maximum Offering Price per Unit	12.62
Maximum Aggregate Offering Price	$ 150,430,400.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,774.44
Offering Note	See Notes 1(a) and 1(b). (a) Represents 11,920,000 shares of Pubco Common Stock issuable upon exercise of the Pubco SPAC Warrants described in Note 3(a). Each whole Pubco SPAC Warrant will entitle the warrant holder to purchase one share of Pubco Common Stock at a price of $11.50 per share. (b) Calculated in accordance with Rule 457(c) and Rule 457(i) under the Securities Act, based on the sum of (i) the average high and low prices of the ATII Warrants on Nasdaq on April 30, 2026 (such date being within five business days of the date that this registration statement was first filed with the SEC) and (ii) the $11.50 exercise price of the Pubco SPAC Warrants. Consistent with the response to C&DI 240.06, the registration fee with respect to the Pubco SPAC Warrants has been allocated to the Pubco Common Stock issuable upon exercise of the Pubco SPAC Warrants and included in the registration fee paid in respect of such shares of Pubco Common Stock.